Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 6 - Income Taxes

At year-end, components of the income tax expense (benefit) consist of the following:

	(Dollars in thousands)
	2011	2010
Federal:
Current	$735	$1,771
Deferred	434	(757)
State:
Current	126	14
Deferred, net of valuation allowance	(116)	(231)
Income tax expense	$1,179	$797

Effective tax rates differ from the federal statutory rate of 34% applied to income before income taxes due to the following:

	(Dollars in thousands)
	2011	2010
Federal statutory rate	34%	34%
Tax expense at statutory rate	$2,232	$2,032
State tax, net of federal effect	7	(143)
Tax exempt income	(874)	(907)
Bank owned life insurance	(135)	(137)
Tax credits	(67)	(76)
Other	16	28
Total income tax expense	$1,179	$797

At year-end, the components of the net deferred tax asset recorded in the consolidated balance sheets are as follows:

	(Dollars in thousands)
	2011	2010
Deferred tax assets:
Bad debts	$3,149	$3,582
Deferred loan fees	104	107
Deferred compensation	660	647
Unrealized depreciation on securities available-for-sale, net	-	249
Net operating loss	855	727
Tax credits	62	46
Nonaccrual loan interest income	22	22
Restricted stock awards	32	56
REO writedowns	16	22
Unqualified DCP	50	43
Post retirement benefit	58	67
Other-than-temporary impairment	90	90
Accrued vacation	63	-
Legal reserve	148	-
Impairment on land	75	-
Other	42	21
Total deferred tax assets	5,426	5,679

Deferred tax liabilities:
Depreciation	(1,214)	(1,063)
Prepaids	(246)	(207)
Mortgage servicing rights	(122)	(147)
Deferred stock dividends	(115)	(115)
Unrealized appreciation on securities available-for-sale, net	(1,355)	-
Post retirment unrealized gain	(43)	(50)
Other	(91)	(13)
Total deferred tax liabilities	(3,186)	(1,595)
Valuation allowance	(458)	(387)
Net deferred tax assets	$1,782	$3,697

At December 31, 2011, the Bancorp has a state net operating loss carry forward of approximately $15.2 million, which will begin to expire in 2022 if not used. Also, at December 31, 2011, the Bancorp has a state tax credit carry forward of approximately $93,000 which will begin to expire in 2017 if not used. A valuation allowance of $458,000 and $387,000 was provided at December 31, 2011 and 2010, respectively, for the state net operating loss and state tax credit, as management does not believe these amounts will be fully utilized before statutory expiration.

The Bancorp qualified under provisions of the Internal Revenue Code, to deduct from taxable income a provision for bad debts in excess of the provision for such losses charged to income in the financial statements, if any. Accordingly, retained earnings at December 31, 2011 and 2010 includes approximately $5,982,000 for which no provision for federal income taxes has been made. If, in the future, this portion of retained earnings is used for any purpose other than to absorb bad debt losses, federal income taxes would be imposed at the then applicable rates. The unrecorded deferred income tax liability on the above amounts was approximately $2,034,000 at December 31, 2011 and 2010.

The Bancorp had no unrecognized tax benefits at any time during 2011 or 2010 and does not anticipate any significant increase or decrease in unrecognized tax benefits during 2012. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Bancorp's policy to record such accruals through income tax accounts. No such accruals existed at any time during 2011 or 2010.

The Bancorp and its subsidiaries are subject to US Federal income tax as well as income tax of the states of Indiana and Illinois. The Bancorp is no longer subject to examination by taxing authorities for the years before 2008 for federal and 2007 for state.